Financial Instruments - Risk Management (Tables) - Zeecol Limited [Member]	12 Months Ended
Mar. 31, 2016
Schedule of Weighted Average Effective Interest Rates

Below are the weighted average effective interest rates on interest bearing financial instruments:

	As at	As at
	31/03/16	31/3/15
	%	%
Loans and receivables - cash and cash equivalents	1.00%	2.80%
Loans and receivables - term deposit	N/A	4.60%

Schedule of Fixed Rate Instruments
	As at	As at
Fixed Rate Instruments	31/03/16	31/3/15
	$	$
Loans and receivables - term deposit
0 - 12 months	-	-
1 - 2 years	-	250,000
2 - 3 years	-	-
3 - 5 years	-	-
5 + years	-	-
Total fixed rate instruments	-	250,000

Fixed Rate Instruments

	As at	As at
	31/03/16	31/3/15
	%	%
Loans and receivables - term deposit
0 - 12 months	-	-
1 - 2 years	-	4.60%
2 - 3 years	-	-
3 - 5 years	-	-
5 + years	-	-

Schedule of Counterparty Name
Name of counterparty	As at	As at
	31/03/16	31/3/15
	$	$
Counterparties with external credit rating (Standard & Poor’s)
Bank of New Zealand - cash and cash equivalents	110,091	21,063
Bank of New Zealand - term deposit	-	250,000
Trade and other receivables - accrued interest on term deposit	-	1,796
Kiwibank Limited - cash and cash equivalents	8,506	10,635
Counterparties without external credit rating
Loans to related parties	108,872	21,401
Total	227,470	304,894

Schedule of Maximum Credit Exposures
	As at	As at
Maximum credit exposures	31/03/16	31/3/15
	$	$
Cash and cash equivalents	118,598	31,698
Trade and other receivables	176,322	24,767
Term deposit	-	250,000
Total maximum credit exposure	294,920	306,465

Schedule of Financial Liabilities

The Company’s financial liabilities have the following remaining contractual maturities:

	As at	As at
	31/03/16	31/3/15
	$	$
On demand	-	-
Not later than one month	-	11,838
Later than one month and not later than three months	-	-
Later than three months and not later than one year	54,368	-
Later than one year and not later than five years	-	-
Later than five years	-	-
Total financial liabilities	54,368	11,838

Schedule of Profit/(Loss) On Interest Rates

1) A change in interest rates on the Company’s profit/(loss) i.e. net profit/(loss) before taxation

As at 31 March 2016
	Carrying Amt
	(NZD$)	Interest Rate Risk

		-0.25%	+0.25%
Financial Assets
Cash and cash equivalents	118,598	(296)	296
Trade and other receivables	176,322	(441)	441
Term deposit	-	-	-

Total financial assets	294,920	(737)	737

Total Increase / (decrease)		(737)	737

As at 31 March 2015
	Carrying Amt
	(NZD$)	Interest Rate Risk

		-0.25%	+0.25%
Financial Assets
Cash and cash equivalents	31,698	(79)	79
Trade and other receivables	24,767	(62)	62
Term deposit	250,000	(625)	625

Total financial assets	306,465	(766)	766

Total Increase / (decrease)		(766)	766